Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Off Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments
Note 18: Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments

Off-Balance Sheet Risk and Guarantees

At December 31, 2013, the Company was contingently liable with respect to approximately $1,124.8 million of bank guarantees and standby letters of credit issued on its behalf by major domestic and international financial institutions in connection with the delivery, installation and performance of the Company’s products under contract with customers throughout the world. The Company was also liable to these financial institutions for financial letters of credit and other guarantees issued on its behalf totaling nearly $21.1 million, which provide security to third parties relating to the Company’s ability to meet specified financial obligations, including payment of leases, customs duties, insurance and other matters. Additionally, the Company was liable for approximately $23.9 million of insurance bonds at December 31, 2013 relating to the requirements in certain foreign jurisdictions where the Company does business that the Company hold insurance bonds rather than bank guarantees.

The Company’s other off-balance sheet risks were not material at December 31, 2013.

Concentrations of Credit Risk and Major Customers

Apart from its normal exposure to its customers, who are predominantly in the energy industry, the Company had no significant concentrations of credit risk at December 31, 2013. The Company typically does not require collateral for its customer trade receivables but does often obtain letters of credit from third party banks as security for future payment on certain large product shipments.  Allowances for doubtful accounts are recorded for estimated losses that may result from the inability of customers to make required payments.  See Note 4 of the Notes to Consolidated Financial Statements for additional information.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, short-term investments, trade receivables, trade payables, derivative instruments and debt instruments. The book values of trade receivables, trade payables and floating-rate debt instruments are considered to be representative of their respective fair values.

Following is a summary of the Company’s financial instruments which have been valued at fair value in the Company’s Consolidated Balance Sheets at December 31, 2013 and 2012:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Total
(dollars in millions)	2013	2012	2013	2012	2013	2012

Cash and cash equivalents:
Cash	$617.8	$447.1	$–	$–	$617.8	$447.1
Certificates of deposit	–	0.2	–	–	–	0.2
Money market funds	1,172.4	429.1	–	–	1,172.4	429.1
Commercial paper	–	–	3.9	202.7	3.9	202.7
U.S. treasury securities	–	17.6	–	–	–	17.6
U.S. non-governmental agency asset-backed securities	–	–	–	41.4	–	41.4
U.S. corporate obligations	–	18.9	–	–	–	18.9
Non-U.S. bank and other obligations	18.8	28.8	–	–	18.8	28.8
Short-term investments:
Commercial paper	–	–	–	253.9	–	253.9
Certificates of deposit	–	3.0	–	–	–	3.0
U.S. Treasury securities	41.0	64.5	–	–	41.0	64.5
U.S. non-governmental agency asset-backed securities	–	–	–	99.5	–	99.5
U.S. corporate obligations	–	96.1	–	–	–	96.1
Non-qualified plan assets:
Money market funds	1.0	1.1	–	–	1.0	1.1
Domestic bond funds	2.9	2.4	–	–	2.9	2.4
International bond fund	0.3	0.1	–	–	0.3	0.1
Domestic equity funds	5.5	3.6	–	–	5.5	3.6
International equity funds	2.7	2.1	–	–	2.7	2.1
Blended equity funds	3.8	2.6	–	–	3.8	2.6
Common stock	2.3	2.1	–	–	2.3	2.1
Derivatives, net asset (liability):
Foreign currency contracts	–	–	19.0	19.9	19.0	19.9

	$1,868.5	$1,119.3	$22.9	$617.4	$1,891.4	$1,736.7

Fair values for financial instruments utilizing level 2 inputs were determined from information obtained from third party pricing sources, broker quotes, calculations involving the use of market indices or mutual fund unit values determined based upon the valuation of the funds’ underlying assets.

At December 31, 2013, the fair value of the Company’s fixed-rate debt (based on Level 1 quoted market rates) was approximately $2.66 billion as compared to the $2.50 billion face value of the debt recorded, net of original issue discounts, in the Company’s Consolidated Balance Sheet.  At December 31, 2012, the fair value of the Company’s fixed-rate debt (based on Level 1 quoted market rates) was approximately $2.06 billion as compared to the $1.75 billion face value of the debt.

Derivative Contracts

In order to mitigate the effect of exchange rate changes, the Company will often attempt to structure sales contracts to provide for collections from customers in the currency in which the Company incurs its manufacturing costs. In certain instances, the Company will enter into foreign currency forward contracts to hedge specific large anticipated receipts or disbursements in currencies for which the Company does not traditionally have fully offsetting local currency expenditures or receipts. The Company was party to a number of long-term foreign currency forward contracts at December 31, 2013. The purpose of the majority of these contracts was to hedge large anticipated non-functional currency cash flows on major subsea, drilling, valve or other equipment contracts involving the Company’s United States operations and its wholly-owned subsidiaries in Australia, France, Italy, Malaysia, Norway, Singapore and the United Kingdom. Many of these contracts have been designated as and are accounted for as cash flow hedges with changes in the fair value of those contracts recorded in accumulated other comprehensive income (loss) in the period such change occurs.  Certain other contracts, many of which are centrally managed, are intended to offset other foreign currency exposures but have not been designated as hedges for accounting purposes and, therefore, any change in the fair value of those contracts are reflected in earnings in the period such change occurs.  The Company determines the fair value of its outstanding foreign currency forward contracts based on quoted exchange rates for the respective currencies applicable to similar instruments.

The Company manages its debt portfolio to achieve an overall desired position of fixed and floating rates and employs from time to time interest rate swaps as a tool to achieve that goal.

Total gross volume bought (sold) by notional currency and maturity date on open foreign currency forward contracts at December 31, 2013 was as follows:

Notional Amount - Buy					Notional Amount - Sell
(in millions)	2014	2015	2016	Total	2014	2015	2016	Total

Notional currency in:
Euro	157.8	9.9	10.2	177.9	(45.3)	–	–	(45.3)
Malaysian ringgit	28.4	–	–	28.4	–	–	–	–
Norwegian krone	1,269.7	318.5	7.8	1,596.0	(406.4)	(64.4)	–	(470.8)
Pound Sterling	113.5	17.3	0.8	131.6	(1.3)	–	–	(1.3)
U.S. dollar	182.1	–	–	182.1	(677.2)	(136.3)	(25.8)	(839.3)

The fair values of derivative financial instruments recorded in the Company’s Consolidated Balance Sheets were as follows:

	December 31,
	2013		2012
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$28.3	$10.4	$20.4	$5.7
Non-current	2.8	1.7	2.3	0.4
Total derivatives designated as hedges	31.1	12.1	22.7	6.1

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	5.6	5.6	3.3	–
Non-current	–	–	–	–
Total derivatives not designated as hedges	5.6	5.6	3.3	–

Total derivatives	$36.7	$17.7	$26.0	$6.1

The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2013	2012	2011

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$1.3	$0.4	$(0.8)

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	7.3	1.9	(0.5)
Other costs	(1.1)	15.7	(9.3)

Equity call options -
Other costs	–	–	(12.2)

Interest rate swaps -
Interest, net	–	–	(0.2)

Total pre-tax gain (loss)	$7.5	$18.0	$(23.0)